Portfolio of Investments October 31, 2025
JPC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 156.2% (99.7% of Total Investments)
2,785 COMMON STOCKS - 0.0% (0.0% of Total Investments) 2,785
MATERIALS - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A $ 2,785
TOTAL MATERIALS 2,785
TOTAL COMMON STOCKS
(Cost $0) 2,785
SHARES DESCRIPTION RATE VALUE
22159489 CONVERTIBLE PREFERRED SECURITIES - 0.8% (0.5% of Total Investments) 22159489
BANKS - 0.8% (0.5% of Total Investments)
5,849 Bank of America Corp 7.250% 7,375,589
11,949 Wells Fargo & Co 7.500 14,783,900
TOTAL BANKS 22,159,489
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $24,885,225) 22,159,489
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4192975562 CORPORATE BONDS - 140.1% (89.4% of Total Investments) (a) 4192975562
AUTOMOBILES & COMPONENTS - 0.8% (0.5% of Total Investments)
$ 16,352,000 (b),(c) General Motors Financial Co Inc 5.750 N/A 16,185,653
8,914,000 (b),(c) General Motors Financial Co Inc 5.700 N/A 8,942,471
TOTAL AUTOMOBILES & COMPONENTS 25,128,124
BANKS - 81.3% (51.9% of Total Investments)
5,445,000 (b),(d),(e) Australia & New Zealand Banking Group Ltd/United Kingdom 6.750 N/A 5,511,467
20,330,000 (b),(e),(f) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 20,395,300
13,800,000 (b),(e),(f) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 14,723,662
37,869,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 42,327,052
26,519,800 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 28,353,485
6,440,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 6,590,245
3,120,000 (b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 3,221,466
49,600,000 (b),(e) Banco Santander SA 9.625 N/A 60,479,611
10,565,000 (b),(e) Banco Santander SA 4.750 N/A 10,405,065
47,800,000 (b),(e) Banco Santander SA 8.000 N/A 53,070,046
44,725,000 (b),(c) Bank of America Corp 6.625 N/A 46,558,725
47,134,000 (b),(c) Bank of America Corp 6.125 N/A 47,691,548
22,872,000 (b),(c) Bank of America Corp 6.250 N/A 23,265,856
6,800,000 (b),(c) Bank of America Corp 6.300 N/A 6,820,550
11,420,000 (b),(c) Bank of America Corp 4.375 N/A 11,231,675
8,880,000 (c) Bank of Montreal 7.700 05/26/84 9,411,202
24,483,000 (c) Bank of Montreal 7.300 11/26/84 26,058,775
21,308,000 (c) Bank of Montreal 6.875 11/26/85 21,973,680
10,550,000 (c),(f) Bank of Nova Scotia/The 8.625 10/27/82 11,158,640
15,800,000 (c) Bank of Nova Scotia/The 6.875 10/27/85 15,945,433
10,625,000 (c),(f) Bank of Nova Scotia/The 8.000 01/27/84 11,331,860
82,251,000 (b),(e),(f) Barclays PLC 9.625 N/A 93,136,755
11,423,000 (b),(e) Barclays PLC 6.125 N/A 11,436,068
30,508,000 (b),(e) Barclays PLC 8.000 N/A 32,469,573
11,522,000 (b),(e) Barclays PLC 7.625 N/A 12,185,725
12,749,000 (b),(d),(e) BNP Paribas SA 7.375 N/A 13,183,320
56,473,000 (b),(d),(e),(f) BNP Paribas SA 8.000 N/A 60,196,773
37,327,000 (b),(d),(e),(f) BNP Paribas SA 8.500 N/A 39,513,840
30,155,000 (b),(d),(e),(f) BNP Paribas SA 9.250 N/A 32,089,624
42,151,000 (b),(d),(e) BNP Paribas SA 7.750 N/A 44,422,222
11,286,000 (b),(d),(e) BNP Paribas SA 7.450 N/A 11,734,929
21,630,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 22,028,165
19,585,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 20,183,224
12,700,000 (b),(c) Citigroup Inc 6.950 N/A 13,064,693
18,072,000 (b),(c),(f) Citigroup Inc 7.000 N/A 19,312,372
38,257,000 (b),(c),(g) Citigroup Inc 7.125 N/A 39,462,019

Portfolio of Investments October 31, 2025
(continued)
JPC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 44,617,000 (b),(c),(g) Citigroup Inc 7.625 % N/A $ 46,682,767
13,084,000 (b),(c) Citigroup Inc 6.875 N/A 13,481,413
21,433,000 (b),(c) Citigroup Inc 6.250 N/A 21,611,087
11,606,000 (b),(c) Citigroup Inc 7.375 N/A 12,024,744
6,409,000 (b),(c),(h) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.353 N/A 6,367,951
7,000,000 (b),(c),(h) Citizens Financial Group Inc (TSFR3M + 3.265%) 7.199 N/A 6,973,746
34,807,000 (b),(d),(e),(f) Credit Agricole SA 7.125 N/A 35,872,815
39,041,000 (b),(d),(e),(g) Credit Agricole SA 6.700 N/A 39,520,463
50,514,000 (b),(d),(e),(f),(g) Credit Agricole SA 8.125 N/A 50,749,436
4,466,000 (b),(e) Credit Agricole SA, Reg S 8.125 N/A 4,486,815
16,531,000 (b),(c),(h) Fifth Third Bancorp (TSFR3M + 3.295%) 7.296 N/A 16,564,558
20,549,000 (b),(c),(f),(h) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.271 N/A 20,985,666
13,942,000 (b),(e) HSBC Holdings PLC 6.950 N/A 14,502,371
12,363,000 (b),(e) HSBC Holdings PLC 6.500 N/A 12,623,365
37,770,000 (b),(e),(g) HSBC Holdings PLC 8.000 N/A 39,993,595
22,328,000 (b),(e) HSBC Holdings PLC 6.875 N/A 23,089,586
67,864,000 (b),(e),(f) HSBC Holdings PLC 6.950 N/A 71,589,123
21,012,000 (b),(c) Huntington Bancshares Inc/OH 6.250 N/A 20,814,741
23,540,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 23,810,663
55,681,000 (b),(e),(f) ING Groep NV 7.000 N/A 57,753,224
42,035,000 (b),(e) ING Groep NV, Reg S 7.500 N/A 43,918,070
3,600,000 (c),(f) JPMorgan Chase & Co 8.750 09/01/30 4,267,941
33,300,000 (b),(c),(g) JPMorgan Chase & Co 6.500 N/A 34,561,637
13,830,000 (b),(c) JPMorgan Chase & Co 3.650 N/A 13,660,260
67,326,000 (b),(c),(g) JPMorgan Chase & Co 6.875 N/A 70,930,971
8,000,000 (c),(f) KeyCorp Capital III 7.750 07/15/29 8,504,239
53,461,000 (b),(e),(g) Lloyds Banking Group PLC 8.000 N/A 57,837,725
25,437,000 (b),(e) Lloyds Banking Group PLC 6.750 N/A 26,207,436
5,960,000 (b),(c) M&T Bank Corp 3.500 N/A 5,746,396
2,395,000 (b),(c) M&T Bank Corp 5.125 N/A 2,382,949
10,555,000 (b),(d),(e) Macquarie Bank Ltd/London 6.125 N/A 10,721,611
11,575,000 (b),(e) NatWest Group PLC 6.000 N/A 11,590,765
64,749,000 (b),(e),(f),(g) NatWest Group PLC 8.125 N/A 72,923,950
21,448,000 (b),(e) NatWest Group PLC 7.300 N/A 22,679,415
9,865,000 (b),(d),(e) Nordea Bank Abp 6.300 N/A 10,037,470
23,618,000 (b),(d),(e) Nordea Bank Abp 6.750 N/A 24,376,941
13,786,000 (b),(d),(e) Nordea Bank Abp 6.625 N/A 13,874,217
39,650,000 (b),(c),(g) PNC Financial Services Group Inc/The 6.250 N/A 40,683,398
7,265,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 7,305,328
9,520,000 (b),(c) PNC Financial Services Group Inc/The 3.400 N/A 9,244,128
19,180,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 19,489,642
21,448,000 (c) Royal Bank of Canada 6.750 08/24/85 22,291,421
33,025,000 (b),(d),(e) Societe Generale SA 9.375 N/A 35,384,834
9,850,000 (b),(d),(e) Societe Generale SA 8.500 N/A 10,700,222
37,648,000 (b),(d),(e) Societe Generale SA 10.000 N/A 41,661,126
24,100,000 (b),(c),(d),(g) Standard Chartered PLC 7.014 N/A 25,327,027
10,725,000 (b),(d),(e) Standard Chartered PLC 7.750 N/A 11,116,345
17,919,000 (c) Toronto-Dominion Bank/The 6.350 10/31/85 18,126,242
34,690,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 36,637,601
73,333,000 (b),(c),(g) Truist Financial Corp 6.669 N/A 73,636,672
8,007,000 (b),(c) Truist Financial Corp 5.100 N/A 8,029,500
32,797,000 (b),(c),(g) Wells Fargo & Co 7.625 N/A 35,008,797
26,000,000 (c),(f) Wells Fargo & Co 7.950 11/15/29 29,166,112
33,839,000 (b),(c),(f) Wells Fargo & Co 3.900 N/A 33,587,735
56,669,000 (b),(c),(f),(g) Wells Fargo & Co 6.850 N/A 59,516,787
TOTAL BANKS 2,431,577,684
CAPITAL GOODS - 1.5% (1.0% of Total Investments)
8,660,000 (b),(c) Air Lease Corp 4.650 N/A 8,531,407
5,325,000 (b),(c) Air Lease Corp 4.125 N/A 5,127,155
18,086,000 (b),(c) Air Lease Corp 6.000 N/A 17,492,826
1,960,000 (c),(d) ILFC E-Capital Trust I 6.270 12/21/65 1,629,195

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 15,131,000 (c),(d) ILFC E-Capital Trust II 6.520% 12/21/65 $ 12,931,960
TOTAL CAPITAL GOODS 45,712,543
ENERGY - 7.7% (4.9% of Total Investments)
4,043,000 (c) Enbridge Inc 5.500 07/15/77 4,028,774
14,823,000 (c) Enbridge Inc 5.750 07/15/80 14,923,441
19,015,000 (c) Enbridge Inc 7.625 01/15/83 20,602,562
1,900,000 (c) Enbridge Inc 8.250 01/15/84 2,038,784
48,218,000 (c),(g) Enbridge Inc 8.500 01/15/84 55,437,970
2,986,000 (b),(c) Energy Transfer LP 6.625 N/A 2,981,408
26,501,000 (b),(c),(g) Energy Transfer LP 7.125 N/A 27,265,031
4,564,000 (b),(c) Energy Transfer LP 6.500 N/A 4,583,187
5,485,000 (c),(f) Energy Transfer LP 8.000 05/15/54 5,855,336
21,310,000 (c) Energy Transfer LP 6.750 02/15/56 21,376,018
8,263,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 8,839,435
15,985,000 (b),(c),(d) Sunoco LP 7.875 N/A 16,232,768
4,145,000 (c),(f) Transcanada Trust 5.875 08/15/76 4,145,220
2,468,000 (c) Transcanada Trust 5.500 09/15/79 2,457,496
17,785,000 (c) Transcanada Trust 5.600 03/07/82 17,585,575
24,210,000 (b),(c),(d) Venture Global LNG Inc 9.000 N/A 22,628,259
TOTAL ENERGY 230,981,264
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5% (0.3% of Total
Investments)
16,100,000 (c),(d),(f) Scentre Group Trust 2 5.125 09/24/80 16,219,140
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 16,219,140
FINANCIAL SERVICES - 20.6% (13.2% of Total Investments)
23,817,000 (c),(f) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 25,037,111
20,900,000 (c),(f) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 21,592,145
12,285,000 (b),(c) Ally Financial Inc 4.700 N/A 12,029,048
15,739,000 (b),(c),(f) Ally Financial Inc 4.700 N/A 14,639,129
10,060,000 (b),(c),(d) American AgCredit Corp 5.250 N/A 9,846,225
5,440,000 (b),(c),(d) Capital Farm Credit ACA 5.000 N/A 5,358,400
17,115,000 (b),(c),(f) Capital One Financial Corp 3.950 N/A 16,819,292
2,410,000 (b),(c) Capital One Financial Corp 5.500 N/A 2,410,193
41,640,000 (b),(c),(g) Charles Schwab Corp/The 4.000 N/A 41,260,705
2,400,000 (b),(c),(d) Compeer Financial ACA 4.875 N/A 2,328,000
3,989,000 (c),(f) Corebridge Financial Inc 6.875 12/15/52 4,085,244
12,740,000 (i) Credit Suisse Group AG 7.500 01/17/72 4,267,900
19,307,000 (i) Credit Suisse Group AG 7.500 06/11/72 6,467,845
11,045,000 (i) Credit Suisse Group AG 6.380 02/21/72 3,700,075
19,725,000 (i) Credit Suisse Group AG 7.250 03/12/72 6,607,875
27,270,000 (i) Credit Suisse Group AG 0.000 01/17/72 9,135,450
36,400,000 (b),(e) Deutsche Bank AG, Reg S 8.130 N/A 38,785,620
26,003,000 (b),(c),(g) Goldman Sachs Group Inc/The 6.850 N/A 27,057,448
8,947,000 (b),(c) Goldman Sachs Group Inc/The 5.300 N/A 8,938,555
27,992,000 (b),(c) Goldman Sachs Group Inc/The 6.125 N/A 28,541,175
33,976,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 36,006,814
35,550,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 37,717,412
30,392,000 (b),(c),(g) Goldman Sachs Group Inc/The 7.379 N/A 30,533,444
10,200,000 (b),(e) Julius Baer Group Ltd, Reg S 7.500 N/A 10,550,819
10,116,000 (b),(e) Nomura Holdings Inc 7.000 N/A 10,473,965
18,445,000 (b),(c) State Street Corp 6.700 N/A 19,173,319
7,781,000 (b),(d),(e) UBS Group AG 7.000 N/A 7,859,650
53,767,000 (b),(d),(e),(g) UBS Group AG 9.250 N/A 62,962,179
35,350,000 (b),(d),(e) UBS Group AG 9.250 N/A 38,520,718
41,104,000 (b),(d),(e) UBS Group AG 7.750 N/A 43,757,304
29,627,000 (b),(c) Voya Financial Inc 7.758 N/A 31,165,886
TOTAL FINANCIAL SERVICES 617,628,945
FOOD, BEVERAGE & TOBACCO - 2.4% (1.5% of Total Investments)
12,605,000 (b),(c),(d) Dairy Farmers of America Inc 7.125 N/A 12,478,965
30,110,000 (b),(c),(d),(g) Land O' Lakes Inc 8.000 N/A 29,507,800
16,840,000 (b),(c),(d) Land O' Lakes Inc 7.250 N/A 15,156,000

Portfolio of Investments October 31, 2025
(continued)
JPC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 15,283,000 (b),(c),(d) Land O' Lakes Inc 7.000 % N/A $ 13,264,968
TOTAL FOOD, BEVERAGE & TOBACCO 70,407,733
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.3% of Total Investments)
7,397,000 (c),(f) CVS Health Corp 6.750 12/10/54 7,687,170
4,200,000 (c),(f) CVS Health Corp 7.000 03/10/55 4,412,860
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,100,030
INSURANCE - 12.6% (8.0% of Total Investments)
16,663,000 (c) American National Group Inc 7.000 12/01/55 17,017,055
20,974,000 (c),(f) Assurant Inc 7.000 03/27/48 21,546,707
19,509,000 (c),(d) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 18,102,532
4,395,000 (c),(f) AXIS Specialty Finance LLC 4.900 01/15/40 4,256,046
21,454,000 (c),(f) Corebridge Financial Inc 6.375 09/15/54 22,088,867
15,713,000 (c),(f) Enstar Finance LLC 5.500 01/15/42 15,531,146
9,348,000 (c),(d) Enstar Group Ltd 7.500 04/01/45 9,767,529
2,670,000 (c),(d) Fidelis Insurance Holdings Ltd 6.625 04/01/41 2,657,140
19,860,000 (c),(d),(f) Liberty Mutual Group Inc 7.800 03/15/37 22,742,608
6,150,000 (c),(d),(f) Liberty Mutual Insurance Co 7.697 10/15/97 7,083,613
20,900,000 (c),(d),(f) MetLife Capital Trust IV 7.875 12/15/37 23,447,459
10,425,000 (c),(f) MetLife Inc 6.350 03/15/55 11,053,117
46,259,000 (c),(d),(f) MetLife Inc 9.250 04/08/38 55,814,259
3,000,000 (c) MetLife Inc 10.750 08/01/39 4,007,859
31,538,000 (c),(f) Nationwide Financial Services Inc 6.750 05/15/37 31,719,343
20,525,000 (d) Omnis Funding Trust 6.722 05/15/55 21,891,020
14,520,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 13,799,387
11,227,000 (b),(e) Phoenix Group Holdings PLC, Reg S 8.500 N/A 12,010,645
8,238,000 (c) Provident Financing Trust I 7.405 03/15/38 8,981,530
4,295,000 (c) Prudential Financial Inc 5.125 03/01/52 4,278,347
8,462,000 (c),(f) Prudential Financial Inc 6.500 03/15/54 9,011,861
3,000,000 (c) Prudential Financial Inc 6.000 09/01/52 3,122,490
5,000,000 (c) QBE Insurance Group Ltd, Reg S 5.875 06/17/46 5,032,463
2,000,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 2,088,050
16,670,000 (b),(c),(d) SBL Holdings Inc 9.508 N/A 17,227,495
12,135,000 (b),(c),(d) SBL Holdings Inc 6.500 N/A 11,653,897
TOTAL INSURANCE 375,932,465
MATERIALS - 0.5% (0.3% of Total Investments)
14,568,000 (b),(c),(d) Cemex SAB de CV 7.200 N/A 15,135,423
TOTAL MATERIALS 15,135,423
MEDIA & ENTERTAINMENT - 0.3% (0.2% of Total Investments)
7,694,000 (b),(c),(d) Farm Credit Bank of Texas 7.750 N/A 8,035,814
TOTAL MEDIA & ENTERTAINMENT 8,035,814
TELECOMMUNICATION SERVICES - 2.5% (1.6% of Total Investments)
14,146,000 (c),(f) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 14,868,040
16,931,000 (c),(f) Rogers Communications Inc 7.125 04/15/55 18,121,512
11,859,000 (c) TELUS Corp 7.000 10/15/55 12,649,936
25,700,000 (c),(f) Vodafone Group PLC 7.000 04/04/79 27,118,101
3,605,000 (c) Vodafone Group PLC 4.125 06/04/81 3,384,324
TOTAL TELECOMMUNICATION SERVICES 76,141,913
UTILITIES - 9.0% (5.7% of Total Investments)
5,975,000 (c),(d),(f) AES Andes SA 8.150 06/10/55 6,246,265
10,231,000 (c),(f) AES Corp/The 7.600 01/15/55 10,443,406
14,881,000 (c),(f) AES Corp/The 6.950 07/15/55 14,397,201
6,779,000 (c),(d),(f) AltaGas Ltd 7.200 10/15/54 6,949,398
15,754,000 (c),(f) CMS Energy Corp 6.500 06/01/55 16,389,753
7,058,000 (c),(f) Dominion Energy Inc 7.000 06/01/54 7,709,482
5,393,000 (c) Dominion Energy Inc 6.625 05/15/55 5,622,704
7,824,000 (c),(f) Duke Energy Corp 6.450 09/01/54 8,272,112
7,165,000 (c),(f) Edison International 8.125 06/15/53 7,394,767
4,560,000 (c) Edison International 7.875 06/15/54 4,693,216
6,295,000 (b),(c) Edison International 5.375 N/A 6,232,536
5,490,000 (b),(c) Edison International 5.000 N/A 5,354,682
46,856,000 (c),(f) Emera Inc 6.750 06/15/76 47,079,362

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 17,941,000 (c),(f) Entergy Corp 7.125% 12/01/54 $ 18,849,048
11,083,000 (c),(f) EUSHI Finance Inc 7.625 12/15/54 11,653,320
15,131,000 (c),(f) NextEra Energy Capital Holdings Inc 6.750 06/15/54 16,365,099
7,074,000 (c),(f) PG&E Corp 7.375 03/15/55 7,275,786
8,261,000 (c),(g) Sempra 4.125 04/01/52 8,057,033
13,818,000 (c),(f) Sempra 6.550 04/01/55 14,151,497
9,475,000 (c) Sempra 6.375 04/01/56 9,735,656
1,840,000 (b),(c),(d) Vistra Corp 7.000 N/A 1,858,238
13,860,000 (b),(c),(d) Vistra Corp 8.000 N/A 14,200,152
17,331,000 (b),(c),(d) Vistra Corp 8.875 N/A 19,043,771
TOTAL UTILITIES 267,974,484
TOTAL CORPORATE BONDS
(Cost $4,095,275,968) 4,192,975,562
SHARES DESCRIPTION RATE VALUE
383772263 PREFERRED STOCK - 12.8% (8.2% of Total Investments) 383772263
BANKS - 2.5% (1.6% of Total Investments)
357,589 Fifth Third Bancorp 7.973 9,118,520
871,568 KeyCorp 6.125 21,675,896
794,684 KeyCorp 6.200 19,914,781
191,550 KeyCorp 5.625 4,254,326
192,036 KeyCorp 5.650 4,307,367
574,902 Regions Financial Corp 5.700 14,182,832
35,902 Synovus Financial Corp 8.397 943,505
TOTAL BANKS 74,397,227
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2% (0.1% of Total
Investments)
85,181 Prologis Inc 8.540 4,642,365
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,642,365
FINANCIAL SERVICES - 4.5% (2.9% of Total Investments)
644,550 Bank of New York Mellon Corp/The 6.150 16,603,608
161,670 Capital One Financial Corp 5.000 3,210,766
418,308 Equitable Holdings Inc 5.250 8,813,750
102,771 Equitable Holdings Inc 4.300 1,763,550
170,085 Morgan Stanley 6.375 4,277,638
682,721 Morgan Stanley 7.125 17,464,003
909,676 Morgan Stanley 5.850 22,186,998
856,975 Morgan Stanley 6.625 22,418,466
95,400 Morgan Stanley 6.500 2,443,194
821,980 Morgan Stanley 6.875 20,730,335
165,064 Synchrony Financial 5.625 3,309,533
594,637 Voya Financial Inc 5.350 14,503,196
TOTAL FINANCIAL SERVICES 137,725,037
FOOD, BEVERAGE & TOBACCO - 1.6% (1.0% of Total Investments)
179,570 CHS Inc 7.875 4,740,648
653,626 CHS Inc 7.100 16,445,230
770,646 CHS Inc 6.750 19,204,498
76,900 (d) Dairy Farmers of America Inc 7.875 7,343,950
TOTAL FOOD, BEVERAGE & TOBACCO 47,734,326
INSURANCE - 3.4% (2.2% of Total Investments)
484,425 American National Group Inc 7.375 12,328,616
186,080 Aspen Insurance Holdings Ltd 5.625 3,944,896
353,675 Aspen Insurance Holdings Ltd 7.125 8,902,000
141,786 Assurant Inc 5.250 2,856,988
206,658 Athene Holding Ltd 7.750 5,304,911
965,505 Athene Holding Ltd 6.350 24,089,350
80,000 Axis Capital Holdings Ltd 5.500 1,684,800
63,400 Delphi Financial Group Inc 7.663 1,545,375
905,695 Enstar Group Ltd 7.000 20,830,985
416,243 Reinsurance Group of America Inc 5.750 10,372,776
271,619 Reinsurance Group of America Inc 7.125 6,953,446

Portfolio of Investments October 31, 2025
(continued)
JPC

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
INSURANCE (continued)
131,736 Selective Insurance Group Inc 4.600% $ 2,310,649
TOTAL INSURANCE 101,124,792
TELECOMMUNICATION SERVICES - 0.5% (0.3% of Total Investments)
735,814 (f) AT&T Inc 4.750 14,385,164
TOTAL TELECOMMUNICATION SERVICES 14,385,164
UTILITIES - 0.1% (0.1% of Total Investments)
154,489 NextEra Energy Capital Holdings Inc 5.650 3,763,352
TOTAL UTILITIES 3,763,352
TOTAL PREFERRED STOCK
(Cost $392,669,359) 383,772,263
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
74280281 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5% (1.6% of Total Investments) 74280281
$ 15,688,000 (b) CoBank ACB 6.250 N/A 15,696,001
14,700,000 (b),(f) CoBank ACB 6.450 N/A 14,731,708
8,500,000 (b) CoBank ACB 7.250 N/A 8,687,978
17,078,000 (b) CoBank ACB 7.125 N/A 17,718,425
6,450,000 (b),(d) Farm Credit Bank of Texas 6.200 N/A 6,438,779
10,567,000 (b) Farm Credit Bank of Texas 7.000 N/A 11,007,390
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $73,325,999) 74,280,281
TOTAL LONG-TERM INVESTMENTS
(Cost $4,586,156,551) 4,673,190,380
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%(0.3% of Total Investments)
15,575,000 REPURCHASE AGREEMENTS - 0.5% (0.3% of Total Investments) 15,575,000
15,575,000 (j) Fixed Income Clearing Corporation 4.120 11/03/25 15,575,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,575,000) 15,575,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,575,000) 15,575,000
TOTAL INVESTMENTS - 156.7%
(Cost $4,601,731,551) 4,688,765,380
BORROWINGS - (26.6)% (k),(l) (797,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (22.2)%(m) (663,828,483)
TFP SHARES, NET - (14.0)%(n) (418,785,060)
OTHER ASSETS & LIABILITIES, NET -  6.1% 183,169,909
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,992,321,746
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
55.0% of Total Investments.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $1,140,480,751 or 24.3% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.3% of Total Investments.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $1,025,206,919 have been pledged as collateral for reverse repurchase agreements.
(g) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the fiscal period was $743,730,197.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $15,580,347 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $15,886,679.
(k) Borrowings as a percentage of Total Investments is 17.0%.
(l) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,755,322,451 have been pledged as collateral for borrowings.
(m) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 14.2%.
(n) TFP Shares, Net as a percentage of Total Investments is 8.9%.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,469 12/25 $ 164,545,776 $ 165,514,984 $ 969,208
U.S. Treasury Ultra Bond 136 12/25 15,882,312 16,494,250 611,938
Total $180,428,088 $182,009,234 $1,581,146
Interest Rate Swaps - OTC Uncleared
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date(a)
Optional
Termination
Date
Maturity
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services,
LLC Receive SOFR 2.364% Monthly 7/01/19 7/01/26 7/01/28 $ 138,000,000 $ 1,522,976 $ 1,522,976
SOFR
Secured Overnight Financing Rate
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

Portfolio of Investments October 31, 2025
(continued)
JPC

The
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,785 $ – $ – $ 2,785
Convertible Preferred Securities 22,159,489 – – 22,159,489
Corporate Bonds – 4,162,796,417 30,179,145 4,192,975,562
Preferred Stock 383,772,263 – – 383,772,263
U.S. Government and Agency Obligations – 74,280,281 – 74,280,281
Short-Term Investments:
Repurchase Agreements – 15,575,000 – 15,575,000
Investments in Derivatives:
Futures Contracts* 1,581,146 – – 1,581,146
Interest Rate Swaps* – 1,522,976 – 1,522,976
Total $ 407,515,683 $ 4,254,174,674 $ 30,179,145 $ 4,691,869,502
* Represents net unrealized appreciation (depreciation).
Level 3
JPC Corporate Bonds
Balance at the beginning of period $ 7,053,408
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 23,125,737
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 30,179,145
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ (6,376,406)
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
JPC Corporate Bonds $30,179,145 Indicative Trade Broker Quote $33.50 N/A